PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2016	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	March 31, 2016	March 31, 2015	December 31, 2015	December 31, 2014
	$	$	$	$
Prepaid expenses and other receivables	87,979	6,242	120,661	18,172
Prepaid insurance	107,259	126,771	12,966	40,630
Sales taxes receivable (i)	36,495	25,406	54,590	22,328
	231,733	158,419	188,217	81,130

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

	Dec. 31,	March 31,
	2016	2016
	$	$
Prepaid expenses and sundry receivables	92,236	87,979
Prepaid insurance	32,716	107,259
Sales taxes receivable (i)	28,058	36,495
	153,010	231,733

(i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.